Costs and Estimated Earnings on Uncompleted Contracts (Tables)	12 Months Ended
Jan. 31, 2017
Contractors [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consisted of the following:

	As of January 31,
(in thousands)	2017	2016
Cost incurred on uncompleted contracts	$658,553	$663,335
Estimated earnings	213,142	246,616
	871,695	909,951
Less: Billing to date	842,232	872,141
Total	$29,463	$37,810
Included in accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billing on uncompleted contracts	$48,623	$54,384
Long-term retainage	-	87
Billings in excess of costs and estimated earnings on uncompleted contracts	(19,160)	(16,661)
Total	$29,463	$37,810